united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2015
Shares		Fair Value

	COMMON STOCKS - 91.1%
	CONSUMER DISCRETIONARY - 11.4%
5,700	Advance Auto Parts, Inc.	$ 992,997
10,100	Bed Bath & Beyond, Inc. *	658,823
8,500	Genuine Parts Co.	756,075
4,368	John Wiley & Sons, Inc.	231,548
15,300	Lowe's Cos., Inc.	1,061,208
8,400	McDonald's Corp.	838,824
9,100	PepsiCo, Inc.	876,785
1,650	Polaris Industries, Inc.	226,149
32,280	Reading International, Inc. *	380,258
4,000	Tiffany & Co.	382,800
8,000	Walt Disney Co.	960,000
		7,365,467
	CONSUMER STAPLES - 7.7%
6,500	Archer-Daniels-Midland Co.	308,230
12,300	Campbell Soup Co.	606,513
13,200	Colgate-Palmolive Co.	897,864
6,300	Costco Wholesale Corp.	915,390
5,000	Kimberly-Clark Corp.	574,850
14,651	Koninklijke DSM NV-ADR	209,070
8,627	Procter & Gamble Co.	661,691
6,500	Walgreens Boots Alliance, Inc.	628,095
4,315	Weis Markets, Inc.	181,963
		4,983,666
	ENERGY - 3.9%
4,500	Anadarko Petroleum Corp.	334,575
6,600	ConocoPhillips	332,244
6,700	Devon Energy Corp.	331,114
5,323	Exxon Mobil Corp.	421,635
8,000	Phillips 66	636,000
10,200	RPC, Inc.	125,460
9,500	Sasol Ltd.-ADR	327,560
		2,508,588
	FINANCIAL SERVICES - 17.5%
3,013	Alleghany Corp. *	1,464,710
3,000	Aon PLC	302,310
9,000	Bank of Nova Scotia	441,990
6,500	Berkshire Hathaway, Inc. *	927,810
9,000	BofI Holding, Inc. *	1,105,650
13,481	Colony Capital, Inc.	306,288
21,592	Dynex Capital, Inc.	159,133
4,800	EastGroup Properties, Inc.	288,960
9,800	Equifax, Inc.	1,000,874
67,093	Hudson City Bancorp, Inc.	691,729
14,200	Leucadia National Corp.	333,984
1,306	National Western Life Insurance Co.	314,733
50,900	Northeast Bancorp	525,288
21,700	Plum Creek Timber Co., Inc.	889,700
12,500	SunTrust Banks, Inc.	554,250
19,530	US Bancorp	882,951
6,000	Verisk Analytics, Inc.-Class A *	468,660
900	White Mountains Insurance Group Ltd.	635,400
		11,294,420

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015
Shares		Fair Value

	HEALTHCARE - 10.6%
4,700	Becton Dickinson and Co.	$ 715,105
8,500	Bristol-Myers Squibb Co.	557,940
4,500	Cardinal Health, Inc.	382,410
7,300	Edwards Lifesciences Corp. *	1,110,768
5,000	GlaxoSmithKline PLC-ADR	217,200
6,845	Novartis AG-ADR	710,169
6,500	Novo Nordisk A/S-ADR	383,240
8,723	Pfizer, Inc.	314,551
11,000	QIAGEN NV *	307,780
15,500	St Jude Medical, Inc.	1,144,210
9,700	Stryker Corp.	992,019
		6,835,392
	INDUSTRIALS - 15.0%
10,700	3M Co.	1,619,338
7,000	AGCO Corp.	385,070
2,500	Atlas Air Worldwide Holdings, Inc. *	122,875
13,100	Eaton Corp. PLC	793,598
11,400	Emerson Electric Co.	589,950
2,300	Expeditors International of Washington, Inc.	107,801
16,300	General Electric Co.	425,430
23,138	Graco, Inc.	1,654,136
8,300	Illinois Tool Works, Inc.	742,601
12,300	Lincoln Electric Holdings, Inc.	744,765
16,884	Raven Industries, Inc.	328,056
13,639	Secom Co. Ltd.-ADR	229,817
24,775	Tyco International PLC	941,202
9,800	United Parcel Service, Inc.	1,003,128
		9,687,767
	INFORMATION TECHNOLOGY - 18.5%
9,100	Apple, Inc.	1,103,830
6,700	Automatic Data Processing, Inc.	534,459
21,600	Avnet, Inc.	901,368
26,800	Cisco Systems, Inc.	761,656
22,500	Corning, Inc.	420,300
15,950	EMC Corp.	428,896
8,500	Global Payments, Inc.	952,765
750	Google, Inc.-Class A *	493,125
1,103	Google, Inc.-Class C *	690,048
17,600	Intel Corp.	509,520
6,200	International Business Machines Corp.	1,004,338
21,500	Linear Technology Corp.	881,500
11,400	Microsoft Corp.	532,380
31,600	Net 1 UEPS Technologies, Inc. *	613,672
9,000	TE Connectivity Ltd.	548,280
12,200	Texas Instruments, Inc.	609,756
9,380	Zebra Technologies Corp. *	1,009,569
		11,995,462
	MATERIALS - 6.1%
18,000	PPG Industries, Inc.	1,950,840
10,400	Silver Wheaton Corp.	136,032
22,200	Valspar Corp.	1,848,816
		3,935,688

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015
Shares		Fair Value

	TELECOM - 0.4%
10,000	SK Telecom Co. Ltd.-ADR	$ 239,900

	TOTAL COMMON STOCK (Cost $29,368,177)	58,846,350

Par value

	BONDS AND NOTES - 7.7%
	BASIC MATERIALS - 0.5%
$ 300,000	Airgas, Inc., 3.25%, 10/1/2015	300,701

	CONSUMER DISCRETIONARY - 0.9%
350,000	DR Horton, Inc., 5.63%, 1/15/2016	353,500
215,000	Lowe's Cos., Inc., 5.00%, 10/15/2015	216,913
		570,413
	CONSUMER STAPLES - 0.6%
400,000	Coca-Cola HBC Finance BV, 5.50%, 9/17/2015	401,666

	ENERGY- 1.6%
300,000	Anadarko Petroleum Corp., 5.95%, 9/15/2016	314,790
250,000	Chesapeake Energy Corp., 3.25%, 3/15/2016	247,344
300,000	Noble Holding International Ltd., 3.45%, 8/1/2015	300,000
200,000	WPX Energy, Inc., 5.25%, 1/15/2017	203,000
		1,065,134
	FINANCIAL SERVICES - 1.3%
51,050	Countrywide Asset-Backed Certificates, 0.85%, 4/25/2032 (A)	34,085
27,904	Countrywide Asset-Backed Certificates, 3.19%, 10/25/2032 (A)	11,871
44,622	Impac CMB Trust Series 2003-8, 1.09%, 10/25/2033 (A)	43,019
80,906	Impac CMB Trust Series 2004-4, 1.03%, 9/25/2034 (A)	75,990
75,000	Mack-Cali Realty LP, 5.80%, 1/15/2016	76,253
350,000	Morgan Stanley, 3.00%, 9/16/2015 (A)	350,000
250,000	Willis Group Holdings PLC, 4.13%, 3/15/2016	254,114
		845,332
	GOVERNMENT OBLIGATION - 1.9%
250,000	US Treasury Note, 0.88%, 10/15/2017	250,605
1,000,000	US Treasury Note, 2.00%, 2/15/2025	982,734
		1,233,339
	HEALTHCARE - 0.5%
300,000	HCA, Inc., 7.19%, 11/15/2015	304,266

	INFORMATION TECHNOLOGY - 0.4%
250,000	Dell, Inc., 2.30%, 9/10/2015	250,158

	TOTAL BONDS AND NOTES (Cost $5,043,659)	4,971,009

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015
Shares			Fair Value

PREFERRED STOCK - 0.6%
MATERIALS- 0.6%
4,000	El du Pont de Nemours & Co., 4.50%, Perpetual (Cost $308,578)		$ 376,000

SHORT TERM INVESTMENT - 0.4%
291,535	Huntington Conservative Deposit Account, 0.05% (A)
	(Cost $291,535)		291,535

	TOTAL INVESTMENTS (Cost $35,011,949)(B) - 99.8%		$ 64,484,894

	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		110,767

	NET ASSETS - 100.00%		$ 64,595,661

* Non-income producing securities.
ADR American Depositary Receipt.
CMB - Collateralized Mortgage Backed
(A) Variable rate security; the rate shown represents the yield at July 31, 2015
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $34,986,977 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 29,853,480
		Unrealized depreciation	(355,563)
		Net unrealized appreciation	$ 29,497,917

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation consultant or certified public accounting firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the“Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2015, for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 58,846,350	$ -	$ -	$ 58,846,350
Bonds and Notes	-	4,971,009	-	4,971,009
Preferred Stock	376,000	-	-	376,000
Short Term Investment	291,535	-	-	291,535
Total	$ 59,513,885	$ 4,971,009	$ -	$ 64,484,894

* Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ James Ash

James Ash, Principal Executive Officer/President

Date 9/16/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ James Ash

James Ash, Principal Executive Officer/President

Date 9/16/2015

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/16/2015